Average Annual Total Returns - Invesco US Government Money Portfolio	Invesco Cash Reserve InceptionDate		Invesco Cash Reserve 1Year		Invesco Cash Reserve 5Years		Invesco Cash Reserve 10Years		Class C InceptionDate		Class C 1Year		Class C 5Years		Class C 10Years		Class R InceptionDate		Class R 1Year		Class R 5Years		Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class Y Return After Taxes on Distributions 1Year	Class Y Return After Taxes on Distributions 5Years	Class Y Return After Taxes on Distributions 10Years	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class Y Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years
Total	May 24, 2019	[1]	0.18%	[1]	0.51%	[1]	0.13%	[1]	May 24, 2019	[2]	(0.99%)	[2]	0.55%	[2]	0.28%	[2]	May 24, 2019	[1]	0.10%	[1]	0.28%	[1]	(0.11%)	[1]	Jan. 02, 1987	0.21%	0.70%	0.35%	0.12%	0.41%	0.21%	0.12%	0.41%	0.21%	May 24, 2019	[2]	0.23%	[2]	0.71%	[2]	0.36%	[2]

[1]	Invesco Cash Reserve and Class R shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Invesco Cash Reserve and Class R shares. The inception date of the predecessor fund’s Class A shares is January 2, 1987.
[2]	Class C and Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV). The inception date of the predecessor fund’s Class A shares is January 2, 1987.